Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses
Schedule for prepaid expenses
	September 30, 2021	December 31, 2020
Professional fees	$-	$-
Transfer agent fees	5,232	14,226
Total prepaid expenses	$5,232	$14,226

	December 31, 2020	December 31, 2019
Bonds	$-	$9,381
Transfer agent fees	14,226	11,123
Total prepaid expenses	$14,226	$20,504